Debt Obligations and Credit Facilities - Senior Notes (Details) $ in Millions			12 Months Ended
	May 28, 2019 USD ($)	Mar. 10, 2017 USD ($)	Dec. 31, 2020 USD ($) debt_instrument
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument			2
Senior Notes | 4.50% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate			4.50%
Redemption price, percentage of principal amount			100.00%
Debt issuance costs		$ 2.9
Unamortized costs of debt			$ (0.7)
Senior Notes | 4.95% Senior Notes due 2029
Debt Instrument [Line Items]
Interest rate			4.95%
Debt issuance costs	$ 6.8
Unamortized costs of debt			$ (5.8)